Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from common stock called			$ (140,086)			$ 3,503,314
2015 Placement Agent Warrants [Member]
Number of shares issued					53,333
Cash commission for services					$ 380,155
Other transaction costs					$ 172,128
2014 Placement Agent Warrants [Member]
Number of shares issued					36,896
Cash commission for services					$ 709,839
Other transaction costs					$ 85,831
December 2015 Private Placement [Member]
Proceeds from common stock called	$ 4,740,387
December 2015 Private Placement [Member] | 2015 Series A Warrants [Member]
Warrant exercise price (in dollars per share)	$ 12.174				$ 12.174
Warrants exercisable date					Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Series B Warrants [Member]
Warrant exercise price (in dollars per share)	15.825				$ 15.825
Warrants exercisable date					Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member]
Number of shares issued					543,642
Share price (in dollars per unit)	9.738				$ 9.738
Gross proceeds from issuance of common shares					$ 5,292,670
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Francis P. Grillo [Member]
Proceeds from common stock called					100,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called					50,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called					$ 25,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series A Warrants [Member]
Number of shares issued					216,666
Warrant exercise price (in dollars per share)	0.4				$ 0.4
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series B Warrants [Member]
Number of shares issued					163,333
Warrant exercise price (in dollars per share)	0.3				$ 0.3
December 2014 Private Placement [Member]
Proceeds from common stock called		$ 9,379,880
December 2014 Private Placement [Member] | Investor Warrants [Member]
Warrant exercise price (in dollars per share)	$ 25.74				$ 25.74
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member]
Number of shares issued						527,093
Share price (in dollars per unit)		$ 19.305				$ 19.305
Gross proceeds from issuance of common shares						$ 10,175,550
Warrants issued		210,837				210,837
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member] | Non-Employee Directors [Member]
Warrant exercise price (in dollars per share)		$ 0.4				$ 0.4
Gross proceeds from issuance of common shares						$ 15,000